Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Cash and cash equivalents	$ 221,371	$ 368,286	$ 282,246	$ 367,269
Short-term cash deposits	10,000	36,000
Trade and other receivables	36,718	22,897
Dividends receivable and other amounts due from related parties	272	61
Derivative financial assets	2,093	38,608
Credit risk
Financial Risk Management
Cash and cash equivalents	221,371	368,286
Short-term cash deposits	10,000	36,000
Trade and other receivables	36,718	22,897
Dividends receivable and other amounts due from related parties	272	61
Derivative financial assets	$ 2,093	$ 38,608
Credit risk | Shell
Financial Risk Management
Percentage of revenue	30.20%	31.00%	38.00%